INCOME TAX - Paragraphs (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2025 ARS ($)	Dec. 31, 2024	Dec. 31, 2023	Jun. 16, 2021 item
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Inflation adjustment allocated to first year (as a percent)	16.67%
Inflation adjustment allocation		100.00%
Number of tiered tax structures | item					3
Applicable tax rate		35.00%	30.00%	35.00%
Dividend tax rate		7.00%
Income Up To AR$101,679 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Structure Staggered Rates, Maximum Taxable Net Profit		$ 101,679
Applicable tax rate		25.00%
More than AR$101,679 and up to AR$1,016,796 of Accumulated Taxable Net Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Structure Staggered Rates, Maximum Taxable Net Profit		$ 1,016,796
Applicable tax rate		30.00%
Tax Structure Staggered Rates, Fixed Amount, Minimum Taxable Net Profit		$ 101,679
Tax Structure Staggered Rates, Fixed Amount, Threshold Taxable Net Income		101,679
Tax Structure Staggered Rates, Fixed Amount, Income Tax		25,420
More than AR$1,016,796 of Accumulated Taxable Net Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Structure Staggered Rates, Maximum Taxable Net Profit		$ 1,016,796
Applicable tax rate		35.00%
Tax Structure Staggered Rates, Fixed Amount, Threshold Taxable Net Income		$ 1,016,796
Tax Structure Staggered Rates, Fixed Amount, Income Tax		$ 299,955